CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Comprehensive loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY LOSS	$ (1,655,903)	$ (1,386,515)	$ (1,015,348)
NET LOSS	(1,655,903)	(1,386,515)	(1,015,348)
OTHER COMPREHENSIVE LOSS
Net loss	(1,655,903)	(1,386,515)	(1,015,348)
Parent company
EQUITY LOSS	(1,538,363)	(1,386,515)	(1,015,348)
NET LOSS	(1,538,363)	(1,386,515)	(1,015,348)
OTHER COMPREHENSIVE LOSS
Net loss	(1,538,363)	(1,386,515)	(1,015,348)
Other comprehensive gain	(420,941)	52,289	573,697
TOTAL OTHER COMPREHENSIVE LOSS	$ (1,959,304)	$ (1,334,226)	$ (441,651)